Payroll costs, share based payments and management incentive schemes - Number of Persons Employed by the Company (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits And Share-Based Payments [Abstract]
Wages and salaries	€ 276.4	€ 250.4	€ 240.6
Social security costs	49.2	45.2	46.0
Other pension costs	14.6	13.0	13.1
Total payroll costs	€ 340.2	€ 308.6	€ 299.7